PENFIELD PARTNERS, L.P.

                  Index to Financial Statements
                        December 31, 2000



                                                  PAGE(S)

Independent Accountants' Report                     1

Statement of Assets and Liabilities                 2

Statement of Operations                             3

Statements of Changes in Partners' Capital          4

Schedule of Investments                             6

Notes to Financial Statements                       9

                  Independent Auditors' Report



The Partners of
Penfield Partners, L.P.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Penfield Partners, L.P. as of December 31, 2000 and the related Statements of operations for the year then ended and the statements of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Penfield Partners, L.P. as of December 31, 2000, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                              Anchin, Block & Anchin LLP




New York, N.Y.
January 15, 2001

                     PENFIELD PARTNERS, L.P.

               STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 2000


ASSETS

Investments in securities, at fair value          $37,843,103
Cash equivalents                                    8,137,241
Receivable from broker                              1,531,531
Accrued income                                            185
                                                  ___________

     TOTAL ASSETS                                 $47,512,060


LIABILITIES

Securities sold short, at fair value              $ 5,217,967
Payable to broker                                     106,991
Accrued expenses                                      250,826
                                                  ___________

     TOTAL LIABILITIES                            $ 5,575,784

PARTNERS' CAPITAL

General Partners                                    5,841,846
Limited Partners                                   36,094,430
                                                  ___________

     TOTAL PARTNERS' CAPITAL                      $41,936,276

     TOTAL LIABILITIES AND PARTNERS' CAPITAL      $47,512,060
                                                  ___________


Net asset value per Limited Partners' Unit        $    25,000
                                                  ___________



See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

                     STATEMENT OF OPERATIONS
                        December 31, 2000





REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gains on investments, net    $   228,770
  Unrealized gains on investments, net   12,183,951
                                        ___________

       Total Realized and Unrealized Investment Gains $12,412,721

INVESTMENT LOSS
  Income
     Interest                               173,816
     Dividends                              100,271
                                        ___________

                                            274,087

  Expenses
     Administrator's fee                    263,875
     Independent General Partners' fees      20,000
     Interest                                63,276
     Professional fees                      130,683
     Short dividend expense                   9,052
                                        ___________

                                            486,886

       Investment Loss                                  (212,799)
                                                       __________

NET INCOME                                            $12,199,922
                                                       __________




See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 2000


                                 Corporate  Individual
                                 General    General   Limited
                    Total        Partner    Partners  Partners
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL
  Beginning         $26,248,530  $2,417,111  $16,248 $23,815,171
                    ___________ ___________ ________ ___________
CHANGES IN CAPITAL FROM
Net Income           12,199,922   3,403,131    5,356   8,791,435
                    ___________ ___________ ________ ___________

Partners' Transactions
Capital contributions 3,900,000       -         -      3,900,000
Capital withdrawals    (412,176)      -         -       (412,176)
                    ___________ ___________ ________ ___________
Net Increase          3,487,824       -         -      3,487,824
                    ___________ ___________ ________ ___________
Total Increase in
  Partners Capital   15,687,746   3,403,131    5,356  12,279,259
                    ___________ ___________ ________ ___________
PARTNERS' CAPITAL-
  Ending            $41,936,276  $5,820,242  $21,604 $36,094,430
                    ___________ ___________ ________ ___________

Units Outstanding-
  Beginning           1,049.94      96.68      .65        952.61
                    ___________ ___________ ________ ___________
CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold            156.00        -         -        156.00
  Units Adjusted for
   Net Income           488.00     136.13     0.21       351.66
  Units Repurchased     (16.49)       -        -         (16.49)
                    ___________ __________  ________ __________
Net Increase             627.51     136.13     0.21       491.17
                    ___________ __________  ________ ___________
Units Outstanding-
  Ending              1,677.45     232.81      .86     1,443.78
                    ___________ __________  ________ ___________

See Notes to Financial Statements




Page 5
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1999

                                 CORPORATE  INDIVIDUAL
                                 GENERAL    GENERAL  LIMITED
                    TOTAL        PARTNER    PARTNERS PARTNERS
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Beginning         $21,515,968 $1,578,916  $13,864   $19,923,188
                    ___________ ___________ ________ ____________
CHANGES IN CAPITAL FROM
Net Income            4,588,845    957,989    2,384     3,628,472
                    ___________ ___________ ________ ____________

Partners' Transactions
Capital contributions 1,450,000      25,000     -       1,425,000
Capital transfers         -        (144,794)    -         144,794
Capital withdrawals  (1,306,283)       -        -     (1,306,283)
                    ___________ ___________ ________ ____________
Net Increase/Decrease   143,717    (119,794)    -         263,511
                    ___________ ___________ ________ ____________
Total Increase in
 Partners' Capital    4,732,562     838,195   2,384     3,891,983
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Ending            $26,248,530  $2,417,111 $16,248   $23,815,171
                   ____________ ___________ ________ ____________
Units Outstanding-
  Beginning             860.64        63.15    0.56        796.93
                   ____________ ___________ ________ ____________

CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             58.00         1.00      -          57.00
  Units Transferred      -            (5.79)     -           5.79
  Units Adjusted for
   Net Income           183.55        38.32     0.09       145.14
 Units Repurchased      (52.25)        -         -        (52.25)
                       ________      _______  ______     ________
  Net Increase          189.30        33.53     0.09       155.68
                       ________      _______  ______     ________
  UNITS OUTSTANDING-
   ENDING             1,049.94        96.68     0.65       952.61
                       ________      _______  ______    ________


See Notes to Financial Statements



Page 6
                     PENFIELD PARTNERS, L.P.

                     SCHEDULE OF INVESTMENTS
                        December 31, 2000


INVESTMENT IN SECURITIES

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 89.41%

               BASIC INDUSTRY 3.41%
  100,000      RTI International Metals, Inc.          $1,431,250


               CAPITAL GOODS 7.95%
   60,000      CTB International Corp.                    478,125
   14,700      General Electric Co.                       704,681
  200,000      McDermott International, Inc.            2,150,000
                                                       __________
                                                        3,332,806

               CONSUMER CYCLICAL 8.08%
   90,000      Deb Shops, Inc.                          1,215,000
   50,000      99 Cents Only Stores                     1,368,750
   40,000      WMS Industries, Inc.                       805,000
                                                       __________
                                                        3,388,750

               CONSUMER STAPLES 3.84%
   60,000      American Italian Pasta Co.               1,608,750


               COMMUNICATIONS .07%
   70,000      Relm Wireless Corp.                         28,438


               ENERGY 1.69%
   15,000      Chesapeake Energy Corp.                    151,875
   50,000      Transnational Industries, Inc. (a)         437,500
   31,760      Transnational Industries, Inc.
                    Restricted (a)                        117,600
                                                       __________
                                                          706,975

               FINANCIAL SERVICES 3.38%
  90,000       MFC Bancorp, Ltd.                          703,125
  50,000       R & G Financial Corp.                      712,500
                                                       __________
                                                        1,451,625
See Notes of Financial Statements

Page 7
                     PENFIELD PARTNERS, L.P.
               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 2000

               COMMON STOCKS (CONTINUED)
NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               HEALTHCARE 36.86%
 225,000       CCA Industries, Inc.                       126,563
  30,000       Impath, Inc.                             1,995,000
  33,750       King Pharmaceuticals, Inc.               1,744,453
  25,000       Laboratory Corporation of America        4,400,000
  34,022       Medtronic, Inc.                          2,054,078
 100,000       Rehabcare Group, Inc.                    5,137,500
                                                       __________
                                                       15,457,594

               MISCELLANEOUS 11.81%
  90,000       Delta & Pine Land Co.                    1,884,375
  50,000       Iron Mountain, Inc.                      1,856,250
  50,000       Northeast Utilities                      1,212,500
                                                       __________
                                                        4,953,125

               TECHNOLOGY 12.32%
 343,000       Casino Data Systems                      2,411,719
   2,150       Centennial Technologies, Inc.               24,456
  81,600       Cognitronics Corp.                         726,240
  33,000       Evercel, Inc.                              301,125
 120,000       Interlinq Software Corp.                   243,750
  75,000       Measurement Specialties, Inc.            1,462,500
                                                       __________
                                                        5,169,790

              TOTAL INVESTMENT IN SECURITIES
                 (COST $18,297,319)                   $37,493,103


               PREFERRED STOCK .83%
  81,693       Iridian Technologies, Inc.
               includes warrants - restricted         $   350,000
                  (Cost $350,000)

               TOTAL INVESTMENTS 90.24%               $37,843,103

a) Affiliated issuer under the Investment Company Act of 1940, in as much as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital


Page 8
                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 2000


SECURITIES SOLD SHORT

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 12.44%

               CONSUMER CYCLICAL 2.96%
  32,500       Cutter & Buck, Inc.                     $  247,813
  25,000       Harley Davidson, Inc.                      993,750
                                                       __________
                                                        1,241,563

               ENERGY .36%
  15,000       Chesapeake Energy Corp.                    151,875


               HEALTHCARE 5.07%
  10,200       Gliatech, Inc.                              41,437
  30,000       Impath, Inc.                             1,995,000
  50,000       Sunrise Technologies, Inc.                  89,062
                                                       __________
                                                        2,125,499

               FINANCIAL SERVICES 1.49%
  24,200       Southwest Securities Group Inc.            626,175



               TECHNOLOGY 2.56%
  22,600       Adept Technology, Inc.                     327,700
   1,250       Centennial Technologies, Inc.               14,218
  25,000       Numerical Technologies, Inc.               451,562
  30,000       Valence Technology, Inc.                   279,375
                                                       __________
                                                        1,072,855

               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $7,661,841)                 $5,217,967



All percentages are relative to Partners' Capital

See Notes to Financial Statements


Page 9
                     PENFIELD PARTNERS, L.P.
                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 2000

ORGANIZATION   Penfield Partners, L.P.("the Fund") was organized
               in November 1988 in the State of Delaware as a limited partnership for the purpose of trading in securities. The Fund will continue until December
               31, 2028 unless sooner terminated as provided for in the Partnership Agreement. The Fund's investment objective is to seek long-term capital appreciation by investing and trading primarily in equity securities and securities with equity features of publicly listed companies.

               Effective July 1, 1994, the Fund registered under the Investment Company Act of 1940 ("1940 Act") to operate as a nondiversified management company and a closed-end interval fund.

REPURCHASE     The Fund has adopted certain policies for its
POLICIES       repurchases of units from partners as fundamental
               policies which, under Rule 23c-3 promulgated under the 1940 Act, may not be changed without the vote of the holders of a majority of the outstanding units (as determined under the 1940 Act). These repurchase policies are as follows:

                 (a) The Fund will offer to repurchase units at
               intervals of six months in accordance with the Partnership Agreement.

                 (b) The Fund will allow its partners to submit
               requests for repurchases of units by June 16th and December 17th of each year.

                 (c) The Fund will establish a maximum of
               fourteen days between each deadline for
               repurchase requests and the applicable repurchase date such that repurchases of units shall occur on June 30th and December 31st of each year.

               The Individual General Partners are authorized under the Partnership Agreement to establish other policies relating to repurchases of units that are consistent with the 1940 Act. The repurchase of units by the Fund allows partners to redeem units semi-annually, subject to the terms and limitations set forth in the Partnership Agreement.


Page 10
                     PENFIELD PARTNERS, L.P.
                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 2000


REPURCHASE     On November 15, 2000, the Fund offered to
POLICIES       repurchase up to 25% of the outstanding units.
(CONTINUED)    There were no repurchases as of December 31, 2000.

FINANCIAL      The preparation of financial statements in
STATEMENT      conformity with generally accepted accounting
ESTIMATES      principles may require management to make
               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF   Purchases and sales of securities are recorded on
SECURITIES     a trade date basis.

               Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

               Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the year. Investments in securities and securities sold short which are traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trade date.

               Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Individual
               General Partners.

INCOME TAXES   The Fund is not subject to income taxes.  The
               partners report their distributive share of realized income or loss on their own tax returns.

CUSTODY        The Partnership maintains a brokerage account with
CONCENTRATIONS ING Barings LLC.  The Securities Investor
               Protection Corporation (SIPC) insures the brokerage account to the extent of $500,000
               (including up to $100,000 for cash). Amounts in excess of these limits are covered by additional insurance maintained by the broker.


Page 11
                     PENFIELD PARTNERS, L.P.

                NOTES TO THE FINANCIAL STATEMENTS
                        December 31, 2000


SECURITIES     The Fund is subject to certain inherent risks
SOLD SHORT     arising from its activities of selling securities
               short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

ALLOCATION OF  The net income of the Fund is allocated
INCOME (LOSS)  semiannually on June 30th and December 31st,
               20% to the Corporate General Partner and 80% to all partners in proportion to the number of units held by each. A net loss is allocated among the partners in proportion to the number of units owned by each. If there is a loss for an accounting period, the 20% allocation to the Corporate General Partner will not apply to the future periods until the loss has been recovered.

               All net income allocated to partners is
               reinvested. In order to maintain a $25,000 price per unit, the number of units held by each partner at the close of each semiannual period is adjusted to equal the partner's capital account divided by $25,000.

RELATED        The Administrative Agreement provides for fees
PARTY          payable to the Fund's administrator, the general
TRANSACTIONS   partner of the Corporate General Partner.  The
               administrator's fee is calculated at a rate of .0625% of the net asset value of the Fund at the beginning of each month (.75% per annum).

               A fee is payable to each of the Independent
               Individual General Partners at $10,000 per annum, plus out-of-pocket expenses incurred by them in performing their duties under the Partnership Agreement.

               The accompanying Statement of Assets and Liabilities includes unpaid fees to the administrator of $148,444.




Page 12



                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 2000



RELATED PARTY  At December 31, 2000 the Fund has an investment in
TRANSACTIONS   Transnational Industries, a private placement
(CONTINUED)    security in which an Individual General Partner is
               a director and an investor through another entity.
               The investment is valued at $555,100.

PURCHASES AND  Purchases and sales of securities aggregated
SALES OF       $45,709,964 and $53,885,890, respectively.
SECURITIES



Page 13

                     PENFIELD PARTNERS, L.P.
                 NOTES TO FINANCIAL STATEMENTS
                        December 31, 2000




SELECTED
FINANCIAL
INFORMATION                   Years Ended
                              December 31,
                  ____________________________________________
                     2000    1999    1998   1997   1996    1995
Ratio of Total
 Expenses to
 Average Net Assets  1.40%   3.10%   1.85%  1.94%  1.53%   2.18%

Ratio of Investment
Loss to
 Average Net Assets  (.61)%   (.67)% (.78)% (.96)% (.48)% (1.12)%

Ratio of Net Income to
 Average Net Assets  35.19%  18.49%  .95%  19.28%  10.89%  9.59%

Portfolio Turnover
 Rate                  1.29    1.78   2.39   2.10   1.82   1.19


Total Return         41.92%  20.24%  .68%  21.89%  13.41%  10.14%

